Cover	Dec. 13, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 13, 2022
Entity File Number	0-56017
Entity Registrant Name	GOLDEN ROYAL DEVELOPMENT INC.
Entity Central Index Key	0001761534
Entity Tax Identification Number	81-4563277
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	543 Bedford Ave.
Entity Address, Address Line Two	Suite 176
Entity Address, City or Town	Brooklyn
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11211
City Area Code	800
Local Phone Number	320-4394
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false